AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 26, 2013

File No. 033-59692

File No. 811-07584

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 122	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 123	☒

RYDEX SERIES FUNDS

(Exact Name of Registrant as Specified in Charter)

805 King Farm Boulevard

Suite 600

Rockville, Maryland 20850

(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

County of New Castle

(Name and Address of Agent for Service)

Copies to:

W. John McGuire Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006	Amy J. Lee Guggenheim Investments One Security Benefit Place Topeka, KS 66636-0001

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On August 2, 2013 pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 122 to the Registration Statement on Form N-1A for Rydex Series Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until August 2, 2013, the effectiveness of Post-Effective Amendment No. 119 (“PEA No. 119”), which was filed with the Commission via EDGAR Accession No. 0001193125-13-216995 on May 13, 2013, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 119 by means of this filing, Parts A, B and C of PEA No. 119 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectuses for the Emerging Markets Bond Strategy Fund are incorporated herein by reference to Part A of PEA No. 119.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Emerging Markets Bond Strategy Fund is incorporated herein by reference to Part B of PEA No 119.

PART C – OTHER INFORMATION

The Part C for the Emerging Markets Bond Strategy Fund is incorporated herein by reference to Part C of PEA No. 119.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 122 to Registration Statement No. 033-59692 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rockville, State of Maryland on this 26th day of July, 2013.

Rydex Series Funds

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 122 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	July 26, 2013
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	July 26, 2013
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	July 26, 2013
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	July 26, 2013
Patrick T. McCarville

/s/ Roger Somers*	Member of the Board of Trustees	July 26, 2013
Roger Somers

/s/ Corey A. Colehour*	Member of the Board of Trustees	July 26, 2013
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	July 26, 2013
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	July 26, 2013
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	July 26, 2013
Nikolaos Bonos

/s/ Nikolaos Bonos
* Nikolaos Bonos

* Attorney-in-Fact, pursuant to power of attorney